Schedule of other operating expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Commission		₨ 315,137	₨ 113,947	₨ 31,558
Communication		164,637	135,004	119,844
Legal and professional fees		301,252	179,353	309,027
Outsourcing fees		28,764	20,304	21,336
Payment gateway and other charges		397,590	256,353	151,556
Advances provision (refer to Note 21)		38,860	5,326	15,106
Trade and other receivables provision (refer to Note 26)		115,006	26,412	178,342
Security deposit and other assets provision (refer to Note 27)		741		6,743
Duties and taxes		14,632	12,178	16,343
Rent		1,832	2,330	9,418
Repairs and maintenance		44,387	31,813	32,169
Travelling and conveyance		32,126	12,705	3,641
Insurance		76,170	76,371	59,428
Corporate social responsibility (CSR) expense			1,950	2,620
Miscellaneous expenses		23,829	19,267	21,184
Total	$ 18,919	₨ 1,554,963	₨ 893,313	₨ 978,315